SHARE-BASED PAYMENTS	12 Months Ended
Jun. 30, 2025
Disclosure of terms and conditions of share-based payment arrangement [abstract]
SHARE-BASED PAYMENTS	SHARE-BASED PAYMENTS
(a)    Recognized share-based payment expense
From time to time, the Group grants ordinary shares, unlisted options, performance rights, and RSUs to officers, employees, consultants and other key advisors as part of remuneration and incentive arrangements. The number of Shares,
Options, Rights, and RSUs granted, and the terms of the Shares, Options, Rights, and RSUs granted are determined by the Board. Shareholder approval is sought where required.
During fiscal 2025, fiscal 2024, and fiscal 2023 the following equity-settled share-based payments have been recognized in profit or loss:

	2025	2024	2023
	US$	US$	US$
Expense arising from staff remuneration arrangements	(9,568,191)	(3,791,541)	(2,589,413)
Total expense arising from equity-settled share-based payment transactions	(9,568,191)	(3,791,541)	(2,589,413)
In addition to share-based payment expenses recognized through profit or loss, a share-based payment of $2 million was recognized as an asset (prepayments) during the 2024 financial year, relating to the issue of 3,006,163 new fully paid ordinary shares to nominees of Blacksand in lieu of future cash option payments totalling $2 million owed to Blacksand under the option agreement between the Company and Blacksand.
(b)    Summary of securities granted as share-based payments
The following table illustrates the number and weighted-average exercise price of Options, and weighted-average grant date fair value for Rights and RSUs granted as share-based payments during fiscal 2025, fiscal 2024, and fiscal 2023:

	Stock Option Awards	WA - Exercise Price A$	Restricted Stock Units	WA - Grant Date Fair Value A$	Performance Rights Awards (market-based conditions)	WA - Grant Date Fair Value A$	Performance Rights Awards (performance conditions)	WA - Grant Date Fair Value A$
July 1, 2022	23,824,000	0.27	600,000	1.17	25,655,000	0.95	1,965,000	1.10
Granted	1,424,372	1.03	424,372	0.74	1,305,000	0.32	630,000	0.81
Exercised/Converted	(2,237,000)	(0.25)	(200,001)	(1.17)	-	-	(329,000)	(0.95)
Forfeited	-	-	-	-	(50,000)	(0.67)	(30,000)	(0.99)
June 30, 2023	23,011,372	0.32	824,371	0.95	26,910,000	0.69	2,236,000	1.04
Granted	-	-	3,894,124	2.18	3,980,000	0.99	41,000	1.10
Exercised/Converted	(11,262,000)	(0.35)	(341,461)	(0.99)	(4,726,665)	(0.71)	(421,000)	(0.89)
Forfeited	-	-	-	-	(550,000)	(0.66)	-	-
June 30, 2024	11,749,372	0.28	4,377,034	2.04	25,613,335	0.74	1,856,000	1.08
Granted	2,679,746	6.46	2,220,020	3.99	4,938,409	3.49	350,000	3.81
Exercised/Converted	(1,525,000)	(0.20)	(1,639,496)	(1.93)	(23,273,335)	(0.79)	(1,000,000)	(1.24)
Forfeited	-	-	(159,333)	(2.27)	(920,000)	(0.98)	(60,000)	(0.91)
June 30, 2025	12,904,118	1.57	4,798,225	2.97	6,358,409	2.66	1,146,000	1.78
(b)    Summary of securities granted as share-based payments (continued)
The following Options, Rights and RSUs were granted as share-based payments during fiscal 2025, fiscal 2024, and fiscal 2023:

2025	Security Type	Number	Grant Date	Expiry Date	Exercise Price A$	Vesting Hurdle (30-day VWAP) A$	Fair Value A$
Series 1	Rights	445,000	1-Nov-24	31-Dec-27	-	4.00	2.980
Series 2	Rights	435,000	1-Nov-24	23-Apr-26	-	3.00	3.120
Series 3	Rights	585,000	1-Nov-24	23-Apr-26	-	4.00	2.530
Series 4	Rights	30,000	1-Nov-24	31-Dec-25	-	-	3.400
Series 5	Rights	200,000	1-Nov-24	23-Apr-26	-	-	3.400
Series 6	RSUs	25,132	1-Nov-24	31-Dec-27	-	-	3.400
Series 7	RSUs	169,944	22-Nov-24	16-Dec-28	-	-	4.400
Series 8	Rights	120,000	20-Dec-24	31-Dec-25	-	-	4.600
Series 9	RSUs	42,486	9-Mar-25	16-Dec-28	-	-	3.370
Series 10	RSUs	40,000	6-May-25	31-Dec-28	-	-	3.490
Series 11	RSUs	113,475	8-May-25	31-Dec-28	-	-	3.400
Series 12	RSUs	56,738	9-May-25	31-Dec-28	-	-	3.550
Series 13	RSUs	82,335	10-May-25	10-Apr-29	-	-	3.550
Series 14	Options	216,672	10-May-25	10-Apr-29	5.00	-	1.870
Series 15	RSUs	13,617	12-May-25	31-Dec-28	-	-	3.410
Series 16	RSUs	8,511	13-May-25	31-Dec-28	-	-	3.170
Series 17	RSUs	400,533	15-May-25	10-Apr-29	-	-	3.110
Series 18	Rights	415,695	15-May-25	10-Apr-31	-	6.00	2.760
Series 19	Rights	415,695	15-May-25	10-Apr-31	-	7.00	2.680
Series 20	Rights	415,695	15-May-25	10-Apr-31	-	8.00	2.600
Series 21	RSUs	48,227	16-May-25	31-Dec-28	-	-	3.200
Series 22	RSUs	82,335	23-May-25	10-Apr-29	-	-	3.550
Series 23	Options	216,672	23-May-25	10-Apr-29	5.00	-	1.860
Series 24	RSUs	24,823	29-May-25	31-Dec-28	-	-	3.580
Series 25	RSUs	9,362	30-May-25	31-Dec-28	-	-	3.690
Series 26	RSUs	26,326	31-May-25	31-Dec-28	-	-	3.690
Series 27	RSUs	357,732	12-Jun-25	10-Apr-29	-	-	4.100
Series 28	Options	941,402	12-Jun-25	10-Apr-29	5.00	-	2.260
Series 29	RSUs	3,404	12-Jun-25	31-Dec-28	-	-	4.100
Series 30	Options	1,305,000	26-Jun-25	30-Jun-27	8.00	-	1.090
Series 31	RSUs	715,040	27-Jun-25	10-Apr-29	-	-	4.750
Series 32	Rights	742,108	27-Jun-25	10-Apr-31	-	6.00	4.480
Series 33	Rights	742,108	27-Jun-25	10-Apr-31	-	7.00	4.380
Series 34	Rights	742,108	27-Jun-25	10-Apr-31	-	8.00	4.290

2024	Security Type	Number	Grant Date	Expiry Date	Exercise Price A$	Vesting Hurdle (30-day VWAP) A$	Fair Value A$
Series 1	Shares	116,538	15-Aug-23	-	-	-	0.983
Series 2	Rights	21,000	15-Aug-23	22-Dec-24	-	-	1.095
Series 3	Rights	10,000	15-Aug-23	22-Dec-25	-	-	1.095
Series 4	Rights	10,000	15-Aug-23	22-Dec-26	-	-	1.095
Series 5	Rights	200,000	18-Dec-23	23-Apr-26	-	3.00	0.788
Series 6	Rights	300,000	18-Dec-23	23-Apr-26	-	4.00	0.630
Series 7	Rights	3,330,000	18-Dec-23	21-Dec-28	-	4.00	1.008
Series 8	Shares	388,000	30-Jan-24	-	-	-	1.365
Series 9	Shares	50,000	30-Jan-24	-	-	-	1.365
Series 10	RSUs	1,434,000	26-Mar-24	31-Dec-27	-	-	2.270
Series 11	RSUs	2,055,000	9-Apr-24	31-Dec-27	-	-	2.270
Series 12	RSUs	405,124	22-Nov-23	5-Dec-27	-	-	1.415
Series 13	Rights	75,000	21-May-24	23-Apr-26	-	3.00	1.612
Series 14	Rights	75,000	21-May-24	23-Apr-26	-	4.00	1.322

2023	Security Type	Number	Grant Date	Expiry Date	Exercise Price A$	Vesting Hurdle (30-day VWAP) A$	Fair Value A$
Series 1	Options	1,000,000	14-Sep-22	14-Sep-25	1.10	-	0.519
Series 2	Options	424,372	25-Nov-22	05-Dec-26	0.87	-	0.424
Series 3	RSUs	424,372	25-Nov-22	05-Dec-26	-	-	0.740
Series 4	Rights	400,000	8-Aug-22	23-Apr-26	-	3.00	0.354
Series 5	Rights	400,000	8-Aug-22	23-Apr-26	-	4.00	0.293
Series 6	Rights	200,000	8-Aug-22	23-Apr-26	-	-	0.675
Series 7	Rights	10,000	6-Sep-22	23-Apr-26	-	2.00	0.617
Series 8	Rights	15,000	6-Sep-22	23-Apr-26	-	3.00	0.496
Series 9	Rights	35,000	6-Sep-22	23-Apr-26	-	4.00	0.428
Series 10	Rights	10,000	6-Jun-22	23-Apr-26	-	2.00	0.556
Series 11	Rights	15,000	6-Jun-22	23-Apr-26	-	3.00	0.460
Series 12	Rights	20,000	6-Jun-22	23-Apr-26	-	4.00	0.390
Series 13	Rights	10,000	8-Jun-22	31-Dec-24	-	-	0.780
Series 14	Rights	10,000	8-Jun-22	31-Dec-25	-	-	0.780
Series 15	Rights	10,000	8-Jun-22	31-Dec-26	-	-	0.780
Series 16	Shares	687,623	20-Dec-22	-	-	-	0.775
Series 17	Rights	400,000	1-Feb-23	31-Jan-27	-	-	0.880
Series 18	Rights	25,000	16-Mar-23	23-Apr-26	-	3.00	0.286
Series 19	Rights	25,000	16-Mar-23	23-Apr-26	-	4.00	0.219
Series 20	Rights	175,000	1-Apr-23	23-Apr-26	-	3.00	0.321
Series 21	Rights	175,000	1-Apr-23	23-Apr-26	-	4.00	0.247
(c)    Weighted Average Remaining Contractual Life
At June 30, 2025, the weighted average remaining contractual life of Unlisted Options was 0.96 years. (2024: 1.45 years) (2023: 2.90 years).
(d)    Option, Right and RSU Pricing Models
The fair value of granted RSUs and Rights that do not have market-based vesting conditions are estimated as at the date of grant based on the underlying share price.
The fair value of granted Options is estimated as at the date of grant using the Black Scholes option valuation model taking into account the terms and conditions upon which the Unlisted Options were granted. The table below list the inputs to the valuation models used for Options granted by the Group during fiscal 2025, fiscal 2024 and fiscal 2023:

	2025	2024	2023
Expected life (weighted average)	2.96 years	-	3.31 years
Risk-free interest rate (weighted average)	3.28%	-	3.31%
Expected volatility (weighted average)	80%	-	87.00%
Expected dividend yield	-%	-	-%
The fair value of granted Rights that have market-based vesting conditions is estimated as at the date of grant using a trinomial valuation model taking into account the market-based vesting criteria upon which the Rights were granted. The table below list the inputs to the valuation models used for the Rights that have market-based vesting conditions granted by the Group during fiscal 2025, fiscal 2024 and fiscal 2023:

	2025	2024	2023
Expected life (weighted average)	4.69 years	4.56 years	3.51 years
Risk-free interest rate (weighted average)	3.73%	3.75%	2.97%
Expected volatility (weighted average)	77%	80%	78%
Fair value at grant date (weighted average)	A$3.49	A$0.99	A$0.32
Share price at grant date (weighted average)	A$3.94	A$1.36	A$0.71
Vesting hurdle (30-day VWAP) (weighted average)	A$6.02	A$3.93	A$3.49